UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1.	Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation
S-X is as follows:

Morgan Stanley Value Fund

Portfolio of Investments December 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.9%)
	Airlines (0.7%)
129,200	Southwest Airlines Co.	$1,576,240

	Aluminum (0.8%)
52,900	Alcoa, Inc.	1,933,495

	Beverages: Alcoholic (0.8%)
38,740	Anheuser-Busch Companies, Inc.	2,027,652

	Beverages: Non-Alcoholic (2.4%)
93,800	Coca-Cola Co. (The)	5,756,506

	Cable/Satellite TV (2.5%)
326,950	Comcast Corp. (Class A) *	5,970,107

	Catalog/Specialty Distribution (0.9%)
109,350	Liberty Media Corp - Interactive (Series A) *	2,086,398

	Chemicals: Major Diversified (3.4%)
135,500	Du Pont (E.I.) de Nemours & Co.	5,974,195
43,000	Rohm & Haas Co.	2,282,010
		8,256,205
	Computer Processing Hardware (1.6%)
95,200	Dell Inc. *	2,333,352
29,000	Hewlett-Packard Co.	1,463,920
		3,797,272
	Data Processing Services (0.8%)
15,800	Computer Sciences Corp. *	781,626
48,000	Western Union Co.	1,165,440
		1,947,066
	Discount Stores (3.0%)
150,200	Wal-Mart Stores, Inc.	7,139,006

	Drugstore Chains (1.9%)
113,200	CVS Caremark Corp.	4,499,700

	Electronic Components (0.3%)
64,700	Flextronics International Ltd. (Singapore) *	780,282

	Electronic Production Equipment (0.4%)
17,300	KLA-Tencor Corp.	833,168

	Finance/Rental/Leasing (1.3%)
19,000	Fannie Mae	759,620
67,100	Freddie Mac	2,286,097
		3,045,717
	Financial Conglomerates (4.2%)
214,100	Citigroup, Inc.	6,303,104
84,400	JPMorgan Chase & Co.	3,684,060
		9,987,164
	Food: Major Diversified (5.0%)
161,037	Kraft Foods Inc. (Class A)	5,254,637
50,000	Sara Lee Corp.	803,000
167,100	Unilever N.V. (NY Registered Shares) (Netherlands)	6,092,466
		12,150,103

	Food: Specialty/Candy (2.3%)
111,400	Cadbury Schweppes PLC (ADR) (United Kingdom)	5,499,818

	Home Improvement Chains (0.6%)
27,500	Home Depot, Inc. (The)	740,850
30,900	Lowe’s Companies, Inc.	698,958
		1,439,808
	Household/Personal Care (2.5%)
54,200	Kimberly-Clark Corp.	3,758,228
31,800	Procter & Gamble Co. (The)	2,334,756
		6,092,984
	Industrial Conglomerates (1.3%)
85,900	General Electric Co.	3,184,313

	Information Technology Services (1.1%)
23,600	International Business Machines Corp.	2,551,160

	Investment Banks/Brokers (1.5%)
12,600	Bear Stearns Companies, Inc. (The)	1,111,950
47,300	Merrill Lynch & Co., Inc.	2,539,064
		3,651,014
	Life/Health Insurance (2.5%)
19,100	AFLAC,Inc.	1,196,233
33,800	Genworth Financial Inc. (Class A)	860,210
36,700	MetLife, Inc.	2,261,454
28,400	Torchmark Corp.	1,719,052
		6,036,949
	Major Banks (11.8%)
214,700	Bank of America Corp.	8,858,522
88,679	Bank of New York Mellon Corp.	4,323,988
9,400	Barclays PLC (ADR) (United Kingdom)	379,478
38,500	PNC Financial Services Group, Inc.	2,527,525
47,100	U.S. Bancorp	1,494,954
162,546	Wachovia Corp.	6,181,624
142,500	Wells Fargo & Co.	4,302,075
		28,068,166
	Major Telecommunications (4.9%)
87,400	AT&T Inc.	3,632,344
185,000	Verizon Communications, Inc.	8,082,650
		11,714,994
	Managed Health Care (0.8%)
16,900	UnitedHealth Group Inc.	983,580
9,500	WellPoint Inc. *	833,435
		1,817,015
	Media Conglomerates (6.4%)
126,000	News Corp. (Class B)	2,677,500
323,600	Time Warner, Inc.	5,342,636
165,300	Viacom Inc. (Class B) *	7,259,976
		15,280,112
	Medical Distributors (1.3%)
53,200	Cardinal Health, Inc.	3,072,300

	Medical Specialties (0.6%)
127,700	Boston Scientific Corp. *	1,485,151

	Movies/Entertainment (1.1%)
22,450	Liberty Media Corp. - Capital (Series A) *	2,615,201

	Multi-Line Insurance (1.4%)
41,500	American International Group, Inc.	2,419,450
11,200	Hartford Financial Services Group, Inc. (The)	976,528
		3,395,978
	Packaged Software (0.8%)
53,800	Microsoft Corp.	1,915,280

	Pharmaceuticals: Major (15.0%)
70,900	Abbott Laboratories	3,981,035
298,400	Bristol-Myers Squibb Co.	7,913,568
76,800	Eli Lilly & Co.	4,100,352
46,500	GlaxoSmithKline PLC (ADR) (United Kingdom)	2,343,135
184,300	Pfizer, Inc.	4,189,139
12,600	Roche Holdings AG (ADR) (Switzerland)	1,078,245
221,400	Schering-Plough Corp.	5,898,096
134,700	Wyeth	5,952,393
		35,455,963
	Precious Metals (0.2%)
8,300	Newmont Mining Corp.	405,289

	Property - Casualty Insurers (4.2%)
400	Berkshire Hathaway Inc. (Class B) *	1,894,400
109,680	Chubb Corp. (The)	5,986,334
38,025	Travelers Companies, Inc. (The)	2,045,745
		9,926,479
	Pulp & Paper (3.9%)
286,342	International Paper Co.	9,271,754

	Semiconductors (1.0%)
60,200	Intel Corp.	1,604,932
26,200	Texas Instruments Inc.	875,080
		2,480,012
	Specialty Insurance (0.1%)
15,700	MBIA Inc.	292,491

	Telecommunication Equipment (0.3%)
16,500	Alcatel-Lucent (ADR) (France)	120,780
25,500	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	595,425
		716,205
	Tobacco (1.7%)
54,400	Altria Group, Inc.	4,111,552
	Total Common Stocks (Cost $205,866,038)	232,266,069

NUMBER OF
SHARES (000)
	Short-Term Investment (a)(3.3%)
	Investment Company
7,778	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class (Cost $7,778,257)		7,778,257

	Total Investments (Cost $213,644,295) (b)	101.2%	240,044,326
	Liabilities in Excess of Other Assets	(1.2)	(2,857,356)
	Net Assets	100.0%	$237,186,970
______________
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class. Income distributions earned by the Fund totaled $76,558, for the period ended December 31, 2007.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate costfor book purposes.

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer February 15, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Value Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 15, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Value Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 15, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

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